DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	2012	2011
8.52% Term Loans due 2015	10,067	13,422
Less: current portion	(3,355)	(3,355)
	6,712	10,067

Schedule of Maturities of Long-term Debt	The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	3,355
2014	3,355
2015	3,357
2016	—
2017	—
Thereafter	—
Total debt	10,067